MassMutual
                                    CORPORATE
                                    INVESTORS




                                     [LOGO]




                              REPORT for the THREE
                              MONTHS ENDED 3/31/06

                                        ADVISER
 MCI                                      Babson Capital Management LLC
LISTED              [LOGO]                1500 Main Street
NYSE                                      Springfield, Massachusetts 01115

                                        INDEPENDENT REGISTERED PUBLIC ACCOUNTING
                                        FIRM
MASSMUTUAL CORPORATE INVESTORS            KPMG LLP
  c/o Babson Capital Management LLC       Boston, Massachusetts 02110
  1500 Main Street, Suite 600
  Springfield, Massachusetts 01115      COUNSEL TO THE TRUST
  (413) 226-1516                          Ropes & Gray LLP
                                          Boston, Massachusetts 02110

                                        CUSTODIAN
                                          Citibank, N.A.
                                          New York, New York 10043

                                        TRANSFER AGENT & REGISTRAR
                                          Shareholder Financial Services, Inc.
                                          P.O. Box 173673
                                          Denver, Colorado 80217-3673
                                          1-800-647-7374

                   Internet website: www.babsoncapital.com/mci


                         INVESTMENT OBJECTIVE AND POLICY

MassMutual Corporate Investors (the "Trust") is a closed-end management investment company, first offered to the public in 1971, whose shares are traded on the New York Stock Exchange under the trading symbol "MCI". The Trust's share price can be found in the financial section of most newspapers as "MassCp" or "MassMuInv" under the New York Stock Exchange listings.

The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield while providing an opportunity for capital gains. The Trust's principal investments are privately placed, below-investment grade, long-term corporate debt obligations with equity features such as warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers, which tend to be smaller companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks.

Babson Capital Management LLC manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders quarterly in January, May, August, and November. The Trust pays dividends to its shareholders in cash, unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

                                    FORM N-Q
MassMutual Corporate Investors files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov; and
(ii) at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.


             PROXY VOTING POLICIES & PROCEDURES; PROXY VOTING RECORD
The Trustees of MassMutual Corporate Investors have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital Management LLC. A description of Babson Capital's proxy voting policies and procedures is available (1) without charge, upon request, by calling, tollfree 866-399-1516; (2) on MassMutual Corporate Investors' website: http://www.babsoncapital.com/mci; and (3) on the U.S. Securities and Exchange Commission ("SEC") website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on MassMutual Corporate Investors' website: http://www.babsoncapital.com/mci; and (2) on the SEC's website at http://www.sec.gov.

TO OUR SHAREHOLDERS

April 28, 2006

We are pleased to present the March 31, 2006 Quarterly Report of MassMutual Corporate Investors (the "Trust"). At the Trust's Annual Shareholders Meeting, which was held on April 21, 2006, shareholders elected Roger W. Crandall and Martin T. Hart as Trustees, each for a three-year term.

The Board of Trustees declared a quarterly dividend of 48 cents per share, payable on May 15, 2006 to shareholders of record on May 2, 2006. The Trust had previously paid a 46 cent per share dividend for the preceding quarter (plus a special year-end dividend of 45 cents per share).

U.S. equity markets, as measured by several broad market indices, increased during the quarter. Large stocks, as approximated by the Dow Jones Industrial Average, increased 4.24%. Smaller stocks, as approximated by the Russell 2000 Index, increased 13.94%. U.S. fixed income markets, as measured by selected indices, also posted mixed returns for the quarter. The Lehman Brothers Government/Credit Index decreased -1.01% for the quarter and the Lehman Brothers U.S. Corporate High Yield Index increased 2.89% for the quarter.

During the quarter ended March 31, 2006, net assets of the Trust increased to $249,955,368 or $27.47 per share compared to $236,275,418 or $26.06 per share on
December 31, 2005, which translates into a 5.41% return for the quarter, based on the change in the Trust's net assets assuming the reinvestment of all dividends. Long term, the Trust returned 23.49%, 15.87%, 15.27%, and 15.66% for the 1-, 5-, 10- and 25-year time periods ended March 31, 2006, respectively, based on the change in the Trust's net assets assuming the reinvestment of all dividends. The Trust earned 56 cents per share of net investment income for the quarter, of which 6 cents per share is from nonrecurring items, compared to 60 cents per share in the previous quarter, of which 13 cents per share was from nonrecurring items.

During the quarter, the Trust made private placement investments in nine new issuers and closed one "follow-on" investment, totaling approximately $20.8 million. The follow-on investment purchased by the Trust was in ATI Acquisition Company. The nine new issuers the Trust invested in were Fowler Holding, Inc., Fuel Systems Holding Corporation, H M Holding Company, Monessen Holding Corporation, NABCO, Inc., OakRiver Technology, Inc., Ontario Drive & Gear Ltd., P I I Holding Corporation, and Radiac Abrasives, Inc. The weighted average coupon of these investments was 12.08%. (A brief description of these investments can be found in the Schedule of Investments.)

Thank you for your continued interest in and support of MassMutual Corporate Investors.

Sincerely,

/s/ Clifford M. Noreen
------------------------
Clifford M. Noreen
President


                     PORTFOLIO COMPOSITION AS OF 03/31/06*
                     -------------------------------------

                            [PIE CHART APPEARS HERE]

          Public Equity 2%                Public High Yield Debt 33%

     Private High Yield Debt 43%        Private Investment Grade Debt 2%

  Cash & Short Term Investments 5%       Private/Restricted Equity 15%

                  *Based on market value of total investments

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF                         MASSMUTUAL CORPORATE INVESTORS
ASSETS AND LIABILITIES

March 31, 2006
(Unaudited)

ASSETS:
Investments
   (See Consolidated Schedule of Investments)
   Corporate restricted securities at fair value
   (Cost - $169,917,415)                                          $ 170,892,317
   Corporate public securities at market value
   (Cost - $78,117,319)                                              80,895,211
   Short-term securities at amortized cost                            6,708,816
                                                                  -------------
                                                                    258,496,344
Cash                                                                  6,669,989
Interest and dividends receivable                                     5,074,769
Receivable for investments sold                                       2,947,969
                                                                  -------------
   TOTAL ASSETS                                                   $ 273,189,071

LIABILITIES:
Payable for investments purchased                                 $     769,974
Investment advisory fee payable                                         781,111
Note payable                                                         20,000,000
Interest payable                                                        187,711
Accrued expenses                                                        110,944
Accounts payable                                                        843,281
Accrued taxes payable                                                   540,682
                                                                  -------------
   TOTAL LIABILITIES                                                 23,233,703
                                                                  -------------
   TOTAL NET ASSETS                                               $ 249,955,368
                                                                  =============


NET ASSETS:
Common shares, par value $1.00 per share;
 an unlimited number authorized                                       9,099,688
Additional paid-in capital                                          106,699,334
Retained net realized gain on investments, prior years              115,317,244
Undistributed net investment income                                   6,554,275
Undistributed net realized gain on investments                        8,656,922
Net unrealized appreciation of investments                            3,627,905
                                                                  -------------
   TOTAL NET ASSETS                                               $ 249,955,368
                                                                  =============
COMMON SHARES ISSUED AND OUTSTANDING                                  9,099,688
                                                                  =============
NET ASSET VALUE PER SHARE                                         $       27.47
                                                                  =============

                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
2

CONSOLIDATED STATEMENT OF OPERATIONS              MASSMUTUAL CORPORATE INVESTORS

For the three months ended March 31, 2006
(Unaudited)

INVESTMENT INCOME:
Interest                                                          $   5,498,157
Dividends                                                               852,167
                                                                  -------------
   TOTAL INVESTMENT INCOME                                            6,350,324
                                                                  -------------

EXPENSES:
Investment advisory fees                                                781,111
Interest                                                                378,747
Professional fees                                                        38,000
Trustees' fees and expenses                                              45,000
Reports to shareholders                                                  29,000
Transfer agent/registrar's expenses                                      10,000
Other                                                                     7,035
                                                                  -------------
   TOTAL EXPENSES                                                     1,288,893
                                                                  -------------
INVESTMENT INCOME - NET                                               5,061,431
                                                                  -------------


NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments before taxes                         7,403,863
Income tax expense                                                     (355,601)
                                                                  -------------
   Net realized gain on investments                                   7,048,262
Net change in unrealized appreciation of investments                    399,741
Net change in deferred income tax expense                               150,683
                                                                  -------------
   Net change in unrealized appreciation of investments                 550,424

   NET GAIN ON INVESTMENTS                                            7,598,686
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  12,660,117
                                                                  =============

                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF CASH FLOWS              MASSMUTUAL CORPORATE INVESTORS

For the three months ended March 31, 2006
(Unaudited)

NET INCREASE IN CASH:
Cash flows from operating activities:
   Interest and dividends received                                $   5,993,994
   Interest expense paid                                               (378,747)
   Operating expenses paid                                              (20,711)
   Income taxes paid                                                 (7,236,702)
                                                                  -------------
      NET CASH USED FOR OPERATING ACTIVITIES                         (1,642,166)
                                                                  -------------

Cash flows from investing activities:
   Purchases/Proceeds/Maturities from short-term portfolio
     securities, net                                                 17,548,199
   Purchase of portfolio securities                                 (28,973,531)
   Proceeds from disposition of portfolio securities                 21,505,311
                                                                  -------------
      NET CASH PROVIDED BY INVESTING ACTIVITIES                      10,079,979
                                                                  -------------
      NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES         8,437,813
                                                                  -------------
Cash flows from financing activities:
   Cash dividends paid from net investment income                    (8,249,107)
   Receipts for shares issued on reinvestment of dividends            1,019,833
                                                                  -------------
      NET CASH USED FOR FINANCING ACTIVITIES                         (7,229,274)
                                                                  -------------

NET INCREASE IN CASH                                                  1,208,539
Cash - beginning of year                                              5,461,450
                                                                  -------------
CASH - END OF PERIOD                                              $   6,669,989
                                                                  =============


RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  12,660,117
                                                                  -------------

   Decrease in investments                                            3,250,499
   Increase in interest and dividends receivable                        (52,053)
   Increase in receivable for investments sold                       (2,030,864)
   Decrease in other assets                                              49,175
   Increase in payable for investments purchased                        769,974
   Increase in investment advisory fee payable                           42,750
   Decrease in accrued expenses                                         (63,282)
   Increase in accounts payable                                         843,281
   Decrease in accrued taxes payable                                 (7,031,784)
                                                                  -------------
      TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS                (4,222,304)
                                                                  -------------
      NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES     $   8,437,813
                                                                  =============

                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
4

CONSOLIDATED STATEMENTS OF                        MASSMUTUAL CORPORATE INVESTORS
CHANGES IN NET ASSETS


                                                                   For the three
                                                                    months ended        For the
                                                                     03/31/2006        year ended
                                                                     (Unaudited)       12/31/2005
                                                                   -------------     -------------
INCREASE IN NET ASSETS:

OPERATIONS:
   Investment income - net                                         $   5,061,431     $  18,371,097
   Net realized gain on investments before taxes                       7,048,262        15,531,627
   Net change in unrealized appreciation of investments                  550,424         2,199,515
                                                                   -------------     -------------
   Net increase in net assets resulting from operations               12,660,117        36,102,239

   Increase from common shares issued on reinvestment of dividends
      Common shares issued (2006 - 34,735; 2005 - 86,526)              1,019,833         2,375,977

   Dividends to shareholders from:
      Net investment income (2005 - $2.11 per share)                          --       (19,033,162)
      Net realized gains on investments (2005 - $.18 per share)               --        (1,674,784)
                                                                   -------------     -------------

         TOTAL INCREASE IN NET ASSETS                                 13,679,950        17,770,270

   NET ASSETS, BEGINNING OF YEAR                                     236,275,418       218,505,148
                                                                   -------------     -------------
   NET ASSETS, END OF PERIOD/YEAR (including undistributed net
     investment income of $6,554,275 and $1,848,444, respectively) $ 249,955,368     $ 236,275,418
                                                                   =============     =============








                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS        MASSMUTUAL CORPORATE INVESTORS


Selected data for each common share outstanding:

                                 For the three
                                  months ended                            For the years ended December 31,
                                   03/31/2006      -------------------------------------------------------------------------------
                                  (Unaudited)          2005             2004             2003             2002             2001
                                  -----------      -----------      -----------      -----------      -----------      -----------
Net asset value:
   Beginning of year              $     26.06      $     24.34      $     21.84      $     19.40      $     20.07      $     20.74
                                  -----------      -----------      -----------      -----------      -----------      -----------
Net investment income (a)                0.56             2.03             2.00             1.44             1.53            1.70
Net realized and unrealized
   gain (loss) on investments            0.84             1.96 (b)         2.64             2.83            (0.59)           (0.53)
                                  -----------      -----------      -----------      -----------      -----------      -----------
Total from investment operations         1.40             3.99             4.64             4.27             0.94             1.17
                                  -----------      -----------      -----------      -----------      -----------      -----------
Dividends from net investment
   income to common shareholders           --            (2.11)           (2.16)           (1.84)           (1.44)           (1.79)
Distributions from net realized
   gain on investments to common
   shareholders                            --            (0.18)              --               --            (0.18)           (0.09)
Change from issuance of shares           0.01             0.02             0.02             0.01             0.01             0.04
                                  -----------      -----------      -----------      -----------      -----------      -----------
Total distributions                      0.01            (2.27)           (2.14)           (1.83)           (1.61)           (1.84)
                                  -----------      -----------      -----------      -----------      -----------      -----------
Net asset value:
   End of period/year             $     27.47      $     26.06      $     24.34      $     21.84      $     19.40      $     20.07
                                  -----------      -----------      -----------      -----------      -----------      -----------
Per share market value:
   End of period/year             $     32.40      $     30.05      $     28.50      $     22.90      $     19.49      $     20.70
                                  ===========      ===========      ===========      ===========      ===========      ===========
Total investment return
   Market value                          7.82%           16.95%           36.10%           27.53%            1.35%            1.88%
   Net asset value (c)                   5.41%           20.04%           22.76%           22.61%            4.80%            5.91%

Net assets (in millions):
   End of period/year             $    249.96      $    236.28      $    218.51      $    193.79      $    171.03      $    175.11

Ratio of operating expenses to
average net assets                       1.52%(d)         1.78%            1.93%            2.04%            1.82%            1.72%

Ratio of interest expense to
average net assets                       0.63%(d)         0.73%            0.77%            0.82%            0.86%            0.84%

Ratio of total expenses to
average net assets                       2.15%(d)         2.51%            2.70%            2.86%            2.68%            2.56%

Ratio of net investment income
to average net assets                    8.44%(d)         7.98%            8.68%            6.95%            7.65%            8.20%

Portfolio turnover                       9.62%           35.22%           53.45%           56.10%           34.02%           24.48%

(a) Calculated using average shares.
(b) Amount includes $0.19 per share in litigation proceeds.
(c) Net asset value return represents portfolio returns based on change in the Trust's net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust's market value due to the difference between the Trust's net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.
(d) Annualized.

Senior securities:
   Total principal amount
   (in millions)                  $        20      $        20      $        29      $        20      $        20      $        20
   Average coverage per $1,000
     of indebtedness              $    13,498      $    12,814      $     8,535      $    10,689      $     9,551      $     9,756

                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
6

CONSOLIDATED SCHEDULE OF INVESTMENTS              MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES - 68.37%:(A)                           Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
PRIVATE PLACEMENT INVESTMENTS - 62.28%

A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in
Texas, Florida and Arizona.
  12% Senior Subordinated Note due 2012                                 $    2,125,000    04/08/04    $  2,125,000    $ $1,894,427
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                      2,323 shs.    04/08/04            --                23
  Warrant, exercisable until 2012, to purchase
    preferred stock at $.01 per share (B)                                  63,287 shs.    03/23/06          63,958             633
                                                                                                      ------------    ------------
                                                                                                         2,188,958       1,895,083
                                                                                                      ------------    ------------
ADORN, INC.
A manufacturer of wall panels, cabinets, moldings and
countertops for houses and recreational vehicles.
  12.5% Senior Subordinated Note due 2010                               $    2,125,000    02/29/00       1,978,838       2,125,000
  Warrant, exercisable until 2010, to purchase
    preferred stock at $.02 per share (B)                                     364 shs.    02/29/00         307,759         523,541
                                                                                                      ------------    ------------
                                                                                                         2,286,597       2,648,541
                                                                                                      ------------    ------------
AMERCABLE, INC.
A manufacturer of electric power, instrumentation
and control cables, primarily for the mining and oil
and gas industries.
  12% Senior Subordinated Note due 2013                                 $    1,101,852    04/08/05       1,040,733       1,093,682
  Limited Partnership Interest (B)                                          0.36% int.    04/07/05          78,704         121,048
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        125 shs.    04/08/05         122,463         192,047
                                                                                                      ------------    ------------
                                                                                                         1,241,900       1,406,777
                                                                                                      ------------    ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
  12% Senior Subordinated Note due 2010                                 $    2,125,000    01/22/04       1,923,433       2,153,854
  Preferred Class A Unit (B)                                                2,525 uts.    01/22/04         252,500         227,250
  Common Class B Unit (B)                                                   3,042 uts.    01/22/04               1         291,840
                                                                                                      ------------    ------------
                                                                                                         2,175,934       2,672,944
                                                                                                      ------------    ------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and
commercial overhead garage doors in North America.
  12% Senior Subordinated Note due 2012                                 $    1,627,660    05/18/05       1,524,442       1,636,698
  Common Stock (B)                                                            497 shs.    05/18/05         497,340         447,606
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        130 shs.    05/18/05         112,128               1
                                                                                                      ------------    ------------
                                                                                                         2,133,910       2,084,305
                                                                                                      ------------    ------------
AUGUSTA SPORTSWEAR HOLDING CO.
A manufacturer and distributor of athletic apparel,
activewear and team uniforms.
  12% Senior Subordinated Note due 2012                                 $    1,686,800    12/31/04       1,578,752       1,693,401
  Common Stock (B)                                                            493 shs.           *         492,975         443,682
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        137 shs.    12/31/04         119,482               1
                                                                                                      ------------    ------------
                                                                                                         2,191,209       2,137,084
                                                                                                      ------------    ------------

*12/31/04 and 03/31/05.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 7

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
BEACON MEDICAL PRODUCTS, INC.
A designer, manufacturer and marketer of medical air and
gas distribution systems.
  8.54% Senior Secured Revolving Credit
    Facility due 2007 (C)                                               $      230,636    04/09/02    $    230,636    $    230,636
  8.54% Senior Secured Tranche A Note
    due 2008 (C)                                                        $      593,509    04/09/02         593,509         593,509
  12% Senior Secured Note due 2010                                      $      721,196    04/09/02         637,986         744,517
  Limited Partnership Interest of Riverside Capital
    Appreciation Fund IV, L.P. (B)                                          8.91% int.    04/09/02         152,329         457,832
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                      1,390 shs.    04/09/02         127,497         417,663
                                                                                                      ------------    ------------
                                                                                                         1,741,957       2,444,157
                                                                                                      ------------    ------------
BETA BRANDS LTD.
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market
  5% Promissory Note due 2009 (B)                                       $      195,498    03/31/04         195,498            --
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                      4,895 shs.    03/31/04               1            --
                                                                                                      ------------    ------------
                                                                                                           195,499            --
                                                                                                      ------------    ------------
C & J SPEC-RENT SERVICES, INC.
A provider of coiled tubing and pressure pumping services
to the oil and gas industry in Texas and Louisiana.
  10% Senior Secured Term Note due 2012                                 $    1,551,492    08/12/05       1,551,492       1,571,315
  14% Senior Subordinated Note due 2013                                 $    1,137,071    08/12/05       1,035,317       1,140,043
  Common Stock (B)                                                        470,150 shs.    08/12/05         470,150         423,135
  Warrants, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     86,716 shs.    08/12/05         106,592             867
                                                                                                      ------------    ------------
                                                                                                         3,163,551       3,135,360
                                                                                                      ------------    ------------
C & M CONVEYOR, INC.
A manufacturer and supplier of material handling systems
to the corrugated sheet and container industry.
  9.5% Senior Secured Term Note due 2007                                $      759,036    09/13/02         759,036         758,541
  11% Senior Subordinated Note due 2010                                 $      838,102    09/13/02         808,535         837,923
  Common Stock (B)                                                        316,265 shs.    09/13/02         316,265         607,229
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                    137,175 shs.    09/13/02          60,250         263,376
                                                                                                      ------------    ------------
                                                                                                         1,944,086       2,467,069
                                                                                                      ------------    ------------
CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the
retail and food service markets.
  Limited Partnership Interest (B)                                          3.69% int.    09/29/95          45,046         356,927
                                                                                                      ------------    ------------


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8

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
  Preferred Membership Interests (B)                                        1,882 uts.    04/29/00    $      8,396    $        420
  Common Membership Interests (B)                                          24,318 uts.    04/29/00         108,983           5,442
                                                                                                      ------------    ------------
                                                                                                           117,379           5,862
                                                                                                      ------------    ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceuticals products.
  Common Stock (B)                                                            109 shs.           *             503          45,947
                                                                                                      ------------    ------------
COEUR, INC
A producer of proprietary, disposable power
injection syringes
  8.75% Senior Secured Term Note due 2010                               $      570,652    04/30/03         570,652         570,764
  11.5% Senior Subordinated Note due 2011                               $      424,819    04/30/03         394,201         425,300
  Common Stock (B)                                                        126,812 shs.    04/30/03         126,812         143,044
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                     87,672 shs.    04/30/03          40,804          98,894
                                                                                                      ------------    ------------
                                                                                                         1,132,469       1,238,002
                                                                                                      ------------    ------------
COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts and
metal stampings.
  9.77% Senior Secured Revolving Credit
    Facility due 2006 (C)                                               $      151,235    01/07/02         151,235         150,425
  9.77% Senior Secured Tranche A Note due 2007 (C)                      $      803,097    06/26/01         803,097         779,604
  13% Senior Secured Tranche B Note due 2008                            $      648,148    06/26/01         648,148         635,277
  Limited Partnership Interest (B)                                          6.38% int.    06/26/01         324,074         291,667
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                    107,036 shs.    06/26/01          79,398          90,552
                                                                                                      ------------    ------------
                                                                                                         2,005,952       1,947,525
                                                                                                      ------------    ------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and
indoor synthetic sports flooring and other temporary
flooring products.
  12% Senior Subordinated Note due 2012 (D)                             $    2,001,121          **       1,840,888       1,801,009
  Limited Partnership Interest (B)                                          7.74% int.         ***         189,586           1,896
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        174 shs.          **         160,233               2
                                                                                                      ------------    ------------
                                                                                                         2,190,707       1,802,907
                                                                                                      ------------    ------------

  *12/30/97 and 05/29/99.
 **08/12/04 and 01/18/05.
***08/12/04 and 01/14/05.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 9

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
CONSOLIDATED FOUNDRIES HOLDINGS
A manufacturer of engineered cast metal components for
the global aerospace and defense industries.
  12% Senior Subordinated Note due 2013                                 $    2,185,714    06/15/05    $  2,091,220    $  2,160,039
  Common Stock (B)                                                            364 shs.    06/15/05         364,286         327,861
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        103 shs.    06/15/05         100,668               1
                                                                                                      ------------    ------------
                                                                                                         2,556,174       2,487,901
                                                                                                      ------------    ------------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals
targeted at niche applications.
  12% Senior Subordinated Note due 2013                                 $    2,550,000    08/04/05       2,418,920       2,511,968
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         20 shs.    08/04/05         137,166            --
                                                                                                      ------------    ------------
                                                                                                         2,556,086       2,511,968
                                                                                                      ------------    ------------
CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.
  12% Senior Subordinated Note due 2007                                 $    3,863,636           *       3,734,665       1,931,818
  Common Stock (B)                                                             56 shs.           *          96,591           9,658
  Limited Partnership Interest (B)                                         19.32% int.           *         284,052          28,677
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                        324 shs.           *         297,203          55,700
                                                                                                      ------------    ------------
                                                                                                         4,412,511       2,025,853
                                                                                                      ------------    ------------
DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler and distributor of industrial magnets and subassemblies in North America and Europe.
  Common Stock (B)                                                            585 shs.    07/19/01         585,145         694,854
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                                        297 shs.    07/19/01         250,611         352,183
                                                                                                      ------------    ------------
                                                                                                           835,756       1,047,037
                                                                                                      ------------    ------------
DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name
automotive security systems, audio products and
installation accessories.
  Common Stock (B)                                                        239,547 shs.    12/19/05          76,530       3,611,168
  Limited Partnership Interest (B)                                          8.70% int.          **          49,531       1,559,019
                                                                                                      ------------    ------------
                                                                                                           126,061       5,170,187
                                                                                                      ------------    ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance
services and temporary production labor to industrial
customers.
  Membership Interests of MM/Lincap
    Diversco Investments Ltd. LLC (B)                                      27.19% int.    08/27/98         734,090            --
  Preferred Stock (B)                                                       3,278 shs.    12/14/01       2,784,133       2,505,724
  Warrants, exercisable until 2011, to purchase common
    stock of DHI Holdings, Inc. at $.01 per share (B)                      13,352 shs.         ***         403,427            --
                                                                                                      ------------    ------------
                                                                                                         3,921,650       2,505,724
                                                                                                      ------------    ------------


  *03/05/99 and 03/24/99.
 **12/22/99 and 09/14/05.
***10/24/96 and 08/28/98.
----------------------------------------------------------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
  14% Senior Subordinated Note due 2011                                 $    1,859,375    10/30/03    $  1,706,599    $  1,896,563
  Common Stock (B)                                                          6,906 shs.           *         690,600         718,224
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                      2,034 shs.    10/30/03         186,469         211,493
                                                                                                      ------------    ------------
                                                                                                         2,583,668       2,826,280
                                                                                                      ------------    ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems
used for intravenous drug delivery.
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         22 shs.    06/28/04          77,208         135,460
                                                                                                      ------------    ------------
EAGLE PACK PET FOODS, INC.
A manufacturer of premium pet food sold through
independent pet stores.
  14% Senior Subordinated Note due 2011                                 $    1,062,500    09/24/04       1,028,505       1,083,750
  Warrant, exercisable until 2011, to purchase
    common stock at $.02 per share (B)                                      4,085 shs.    09/24/04          39,464          71,896
                                                                                                      ------------    ------------
                                                                                                         1,067,969       1,155,646
                                                                                                      ------------    ------------
EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests in
other entities.
  Limited Partnership Interest (B)                                          0.14% int.    01/01/01          26,855          21,706
                                                                                                      ------------    ------------
ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
  Limited Partnership Interest (B)                                          1.32% int.    03/30/00         531,250          63,750
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                     29,117 shs.    03/30/00         255,000          42,500
                                                                                                      ------------    ------------
                                                                                                           786,250         106,250
                                                                                                      ------------    ------------
EURO-PRO CORPORATION
A designer, marketer and distributor of floor care, steam
cleaning and small kitchen products and appliances.
  13.25% Senior Subordinated Note due 2011                              $    2,125,000    09/09/03       2,089,359       1,062,500
  16.03% Overdue Interest Secured Note due 2008 (C)                     $      143,465    01/13/06         129,118         129,118
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     43,878 shs.    09/09/03          35,641            --
                                                                                                      ------------    ------------
                                                                                                         2,254,118       1,191,618
                                                                                                      ------------    ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control
center systems.
  Common Stock (B)                                                         90,000 shs.    05/06/04               6            --
                                                                                                      ------------    ------------
                                                                                                                 6            --
                                                                                                      ------------    ------------


*10/30/03 and 01/02/04.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                11

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
FOWLER HOLDING, INC.
A provider of site development services to residential
homebuilders and developers in the Raleigh/Durham
region of North Carolina.
  12% Senior Subordinated Note due 2013                                 $    2,365,217    02/03/06    $  2,123,443    $  2,311,881
  Common Stock (B)                                                            185 shs.    02/03/06         184,783         166,302
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        254 shs.    02/03/06         208,435               3
                                                                                                      ------------    ------------
                                                                                                         2,516,661       2,478,186
                                                                                                      ------------    ------------
FUEL SYSTEMS HOLDING CORPORATION
An independent North American supplier of fuel tanks for
a wide variety of commercial vehicles.
  12% Senior Subordinated Note due 2014                                 $    2,337,500    01/31/06       2,172,734       2,298,305
  Common Stock (B)                                                        212,500 shs.    01/31/06         212,500         191,250
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                    138,408 shs.    01/31/06         119,213           1,384
                                                                                                      ------------    ------------
                                                                                                         2,504,447       2,490,939
                                                                                                      ------------    ------------
H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and
wood furniture.
  12% Senior Subordinated Note due 2013                                 $    2,210,000    02/10/06       2,049,848       2,169,973
  Common Stock (B)                                                            340 shs.    02/10/06         340,000         306,000
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        126 shs.    02/10/06         116,875               1
                                                                                                      ------------    ------------
                                                                                                         2,506,723       2,475,974
                                                                                                      ------------    ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
  Series A Preferred Units (B)                                              1.19% int.    07/21/94         367,440           2,947
                                                                                                      ------------    ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and
wall decor products.
  12.5% Senior Subordinated Note due 2012                               $    2,043,269           *       1,865,497       2,052,852
  Common Stock (B)                                                             63 shs.           *          62,742          71,994
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                        200 shs.           *         199,501         228,926
                                                                                                      ------------    ------------
                                                                                                         2,127,740       2,353,772
                                                                                                      ------------    ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
  12% Senior Secured Note due 2006                                      $    1,644,444    03/01/04       1,646,101       1,248,333
  Common Stock (B)                                                            228 shs.    06/01/00         262,200            --
                                                                                                      ------------    ------------
                                                                                                         1,908,301       1,248,333
                                                                                                      ------------    ------------


*06/30/04 and 08/19/04.
----------------------------------------------------------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
ITC^DELTACOM, INC.
A provider of integrated communications services in the
southeastern United States.
  13.19% Senior Secured Note due 2009 (C)                               $    2,212,704    07/26/05    $  2,168,533    $  2,193,180
  16.69% Senior Secured Note due 2009 (C)                               $      349,753    07/26/05         306,837         347,826
  Warrant, exercisable until 2009, to purchase
    convertible preferred stock at $.01 per share (B)                     102,884 shs.    07/26/05          34,295         109,057
                                                                                                      ------------    ------------
                                                                                                         2,509,665       2,650,063
                                                                                                      ------------    ------------
JASON, INC.
A diversified manufacturing company serving various
industrial markets.
  13% Senior Subordinated Note due 2008                                 $      963,687    08/04/00         911,087         948,794
  14% Cumulative Redeemable Preferred Stock Series A (B)                      289 shs.    08/04/00         289,224         281,890
  Limited Partnership Interests of
    Saw Mill Capital Fund II, L.P. (B)                                      2.50% int.    08/03/00         886,361         709,205
  Warrants, exercisable until 2008 and 2009, to purchase
    common stock at $.01 per share (B)                                     50,870 shs.    08/04/00         115,412          40,694
                                                                                                      ------------    ------------
                                                                                                         2,202,084       1,980,583
                                                                                                      ------------    ------------
JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets
and containers.
  12% Senior Subordinated Note due 2011                                 $    1,593,750    12/15/04       1,504,202       1,553,563
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                      1,121 shs.    12/15/04         101,109              11
                                                                                                      ------------    ------------
                                                                                                         1,605,311       1,553,574
                                                                                                      ------------    ------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and
notions to consumers.
  8.33% Senior Secured Revolving Note due 2006 (C)                      $       36,693    06/16/00          36,693          36,604
  8.33% Senior Secured Tranche A Note due 2007 (C)                      $      343,995    06/16/00         343,995         340,757
  12% Senior Secured Tranche B Note due 2008                            $      550,392    06/16/00         532,742         556,163
  Limited Partnership Interest of
    Riverside XVI Holding Company, L.P. (B)                                 5.29% int.    06/12/00         333,490         238,027
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                      1,108 shs.    06/12/00          45,866          79,071
                                                                                                      ------------    ------------
                                                                                                         1,292,786       1,250,622
                                                                                                      ------------    ------------
KELE AND ASSOCIATES, INC.
A distributor of building automation control products.
  12% Senior Subordinated Note due 2012                                 $    1,831,548    02/27/04       1,683,675       1,850,096
  Preferred Stock (B)                                                          23 shs.    11/24/04         449,164         456,950
  Common Stock (B)                                                             12 shs.    02/27/04          12,871         175,834
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                         11 shs.    02/27/04           7,793         160,940
                                                                                                      ------------    ------------
                                                                                                         2,153,503       2,643,820
                                                                                                      ------------    ------------
KEYSTONE NORTH AMERICA, INC.
An operator of funeral homes in North America.
  Common Stock (B)                                                         49,216 shs.    02/08/05         236,709         313,407
                                                                                                      ------------    ------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                13

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles, trucks
and vans.
  12.5% Senior Subordinated Note due 2008                               $    3,845,000           *    $  3,557,700    $  3,819,407
  Common Stock (B)                                                          5,800 shs.           *         406,003         223,300
  Warrant, exercisable until 2006, to purchase
    common stock at $.11 per share (B)                                     15,572 shs.           *         602,127         599,522
                                                                                                      ------------    ------------
                                                                                                         4,565,830       4,642,229
                                                                                                      ------------    ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of
wine bottles.
  9.27% Senior Secured Revolving Note due 2009 (C)                      $       37,220    02/21/06          37,220          36,960
  9.03% Senior Secured Tranche A Note due 2010 (C)                      $      724,813    09/03/04         724,813         724,977
  12% Senior Secured Tranche B Note due 2011                            $      313,433    09/03/04         279,555         312,939
  Limited Partnership Interest (B)                                          7.84% int.    09/03/04          58,769          52,892
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        425 shs.    09/03/04          39,473               4
                                                                                                      ------------    ------------
                                                                                                         1,139,830       1,127,772
                                                                                                      ------------    ------------
MAXON CORPORATION
A manufacturer of industrial combustion equipment and
related shut-off valves and control valves.
  12% Senior Subordinated Note due 2012                                 $      962,215    09/30/04         882,300         975,236
  8.75% Senior Subordinated Note due 2012                               $    1,281,112    09/30/04       1,281,112       1,306,229
  Common Stock (B)                                                        381,672 shs.    09/30/04         381,672         552,661
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    153,572 shs.    09/30/04          90,897         222,372
                                                                                                      ------------    ------------
                                                                                                         2,635,981       3,056,498
                                                                                                      ------------    ------------
MEDASSIST, INC.
A provider of patient eligibility and accounts receivable
management services to hospitals and physician practices.
  8% Preferred Stock (B)                                                       84 shs.    10/28/04          83,658          83,402
  Common Stock (B)                                                         26,185 shs.    10/02/04          35,088          40,534
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     88,948 shs.    05/01/03          40,675         136,891
                                                                                                      ------------    ------------
                                                                                                           159,421         260,827
                                                                                                      ------------    ------------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a
value-added supplier of metal tubing and bars.
  12% Senior Subordinated Note due 2013                                 $    2,142,000    08/12/05       2,010,863       2,113,744
  Common Stock (B)                                                            408 shs.    08/12/05         408,000         367,200
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        137 shs.    08/12/05         137,088               1
                                                                                                      ------------    ------------
                                                                                                         2,555,951       2,480,945
                                                                                                      ------------    ------------


*12/23/98 and 01/28/99.

----------------------------------------------------------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood,
and electric hearth products and accessories.
  12% Senior Subordinated Note due 2014                                 $    2,550,000    03/31/06    $  2,360,875    $  2,518,125
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                        152 shs.    03/31/06         138,125               2
                                                                                                      ------------    ------------
                                                                                                         2,499,000       2,518,127
                                                                                                      ------------    ------------
MOSS, INC.
A manufacturer and distributor of large display and
exhibit structures.
  8.54% Senior Secured Revolving Note due 2010 (C)                      $       92,647    12/21/05          90,588          91,807
  8.54% Senior Secured Tranche A Note due 2010 (C)                      $      350,000    12/21/05         309,853         346,550
  12% Senior Secured Tranche B Note due 2010                            $    1,019,118    12/21/05       1,008,927       1,010,452
  Limited Partnership Interest of
    Riverside Capital Appreciation Fund I, L.P. (B)                        33.59% int.           *              49         150,433
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                        214 shs.    09/21/00          36,647               2
                                                                                                      ------------    ------------
                                                                                                         1,446,064       1,599,244
                                                                                                      ------------    ------------
MUSTANG VENTURES COMPANY
A natural gas gathering and processing operation located in
Oklahoma and Texas.
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                     16,535 shs.    12/11/02         493,501       3,472,430
                                                                                                      ------------    ------------
NABCO, INC.
A producer of explosive containment vessels in the
United States.
  12% Senior Subordinated Note due 2014                                 $      625,000    02/24/06         575,539         612,328
  Limited Partnership Interest (B)                                            650 uts.    02/24/06         650,000         617,500
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                         48 shs.    02/24/06          37,188            --
                                                                                                      ------------    ------------
                                                                                                         1,262,727       1,229,828
                                                                                                      ------------    ------------
NEFF MOTIVATION, INC.
A manufacturer and distributor of customized awards and
sportswear to schools.
  12.5% Senior Subordinated Note due 2011                               $    1,062,500    01/31/03         926,187       1,090,800
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        212 shs.    01/31/03         180,625         206,053
                                                                                                      ------------    ------------
                                                                                                         1,106,812       1,296,853
                                                                                                      ------------    ------------
NONNI'S FOOD COMPANY
A producer and distributor of premium biscotti and bagel
chips in North America.
  12.25% Senior Subordinated Note due 2012                              $    1,863,462    03/29/04       1,856,139       1,862,144
  10% Preferred Stock (B)                                                     255 shs.    03/29/04         255,083         254,288
  Common Stock (B)                                                          6,455 shs.    03/29/04           6,455          49,497
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                      8,622 shs.    03/29/04           7,323          66,037
                                                                                                      ------------    ------------
                                                                                                         2,125,000       2,231,966
                                                                                                      ------------    ------------

*09/20/00 and 05/23/02.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                15

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the
automotive industry.
  9% Senior Secured Note due 2009                                       $      812,500    01/28/02    $    812,500    $    787,875
  11.5% Senior Subordinated Note due 2012                               $    1,500,000    01/28/02       1,385,638       1,403,968
  Common Stock (B)                                                        312,500 shs.    01/28/02         312,500         250,000
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    243,223 shs.    01/28/02         162,045           2,432
                                                                                                      ------------    ------------
                                                                                                         2,672,683       2,444,275
                                                                                                      ------------    ------------
O R S NASCO HOLDING, INC.
A wholesale distributor of industrial supplies in
North America.
  13% Senior Subordinated Note due 2013                                 $    2,372,732    12/20/05       2,228,018       2,311,670
  Common Stock (B)                                                        177,268 shs.    12/20/05         177,268         159,541
  Warrant, exercisable until 2015, to purchase
    common stock at $.01 per share (B)                                     99,771 shs.    12/20/05          98,773             998
                                                                                                      ------------    ------------
                                                                                                         2,504,059       2,472,209
                                                                                                      ------------    ------------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision
automated process equipment for the medical device
industry, with a focus on defibrillators and stents.
  10% Senior Secured Note due 2012                                      $      565,452    01/03/06         556,970         558,257
  13% Senior Subordinated Note due 2013                                 $      687,241    01/03/06         611,548         678,145
  Common Stock (B)                                                        322,307 shs.    01/03/06         322,307         290,076
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     72,185 shs.    01/03/06          62,824             722
                                                                                                      ------------    ------------
                                                                                                         1,553,649       1,527,200
                                                                                                      ------------    ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and
British Columbia.
  14% Senior Subordinated Note due 2006                                 $    2,482,000    08/07/98       2,482,000       2,459,061
  12% Senior Subordinated Note due 2008                                 $      307,071    02/09/00         296,430         298,123
  Limited Partnership Interest of Riverside VIII,
    VIII-A and VIII-B Holding Company, L.P. (B)                            20.57% int.           *       1,555,820       1,337,139
  Warrants, exercisable until 2007 and 2008, to purchase
    common stock at $.01 per share (B)                                     28,648 shs.          **         389,188          88,695
                                                                                                      ------------    ------------
                                                                                                         4,723,438       4,183,018
                                                                                                      ------------    ------------
ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious
vehicles and related accessories.
  13% Senior Subordinated Note due 2013                                 $    1,977,885    01/17/06       1,770,654       1,951,463
  Limited Partnership Interest (B)                                          3,667 uts.    01/17/06         572,115         514,903
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        619 shs.    01/17/06         170,801               6
                                                                                                      ------------    ------------
                                                                                                         2,513,570       2,466,372
                                                                                                      ------------    ------------

 *08/07/98, 02/23/99, 12/22/99 and 02/25/03.
**08/07/98 and 02/09/00.
----------------------------------------------------------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general
industrial, medical, and food industries.
  12% Senior Subordinated Note due 2013                                 $    2,295,000    03/31/06    $  2,137,882    $  2,250,707
  Preferred Stock (B)                                                          36 shs.    03/31/06         329,596         313,116
  Common Stock (B)                                                             23 shs.    03/31/06          25,500          22,950
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         13 shs.    03/31/06          11,122            --
                                                                                                      ------------    ------------
                                                                                                         2,504,100       2,586,773
                                                                                                      ------------    ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care and food
packaging markets.
  12% Senior Subordinated Note due 2008                                 $    2,125,000    12/19/00       1,999,084       2,117,733
  Membership Interests of MM/Lincap
    PPI Investments, Inc., LLC (B)                                          2.42% int.    12/21/00         265,625         150,741
                                                                                                      ------------    ------------
                                                                                                         2,264,709       2,268,474
                                                                                                      ------------    ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination
products, related breeding and healthcare products and
specialty genetics sold to the dairy and beef industries.
  9.8% Redeemable Exchangeable Preferred Stock (B)                          1,004 shs.    08/12/94         100,350            --
  Common Stock (B)                                                          2,600 shs.           *         126,866            --
                                                                                                      ------------    ------------
                                                                                                           227,216            --
                                                                                                      ------------    ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and
chassis products.
  12% Senior Subordinated Note due 2012                                 $    1,770,834    05/28/04       1,453,161       1,779,642
  Common Stock (B)                                                        354,166 shs.    05/28/04         354,166         467,499
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    377,719 shs.    05/28/04         377,719         495,567
                                                                                                      ------------    ------------
                                                                                                         2,185,046       2,742,708
                                                                                                      ------------    ------------
QUALSERV CORPORATION
A provider of foodservice equipment and supplies, to
major restaurant chains and their franchisees.
  14% Senior Subordinated Note due 2012 (D)                             $    1,893,563    07/09/04       1,844,035       1,136,138
  Limited Partnership Interest (B)                                          9.26% int.    07/09/04         259,146            --
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        528 shs.    07/09/04          49,061            --
                                                                                                      ------------    ------------
                                                                                                         2,152,242       1,136,138
                                                                                                      ------------    ------------
RADIAC ABRASIVES, INC.
A manufacturer of bonded abrasive and super abrasive
grinding wheels in the United States.
  12% Senior Subordinated Note due 2014                                 $    2,260,638    02/10/06       2,096,518       2,227,081
  Common Stock (B)                                                             289,362    02/10/06         289,362         260,424
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                         131,555    02/10/06         119,796               1
                                                                                                      ------------    ------------
                                                                                                         2,505,676       2,487,506
                                                                                                      ------------    ------------

*11/14/01 and 08/12/94.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                17

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
RIVER RANCH FRESH FOODS LLC
A supplier of fresh produce to the retail and
foodservice channels.
  13% Senior Subordinated Note due 2011 (D)                             $    1,841,667    09/29/04    $  1,683,764    $  1,657,500
  Limited Partnership Interest (B)                                         40,610 uts.    09/29/04         283,333            --
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     23,575 shs.    09/29/04         157,903            --
                                                                                                      ------------    ------------
                                                                                                         2,125,000       1,657,500
                                                                                                      ------------    ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured
marble bathroom products.
  12.5% Senior Subordinated Notes due 2011                              $    1,062,500    11/14/03         962,899       1,054,678
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        140 shs.    11/14/03         122,946          71,317
                                                                                                      ------------    ------------
                                                                                                         1,085,845       1,125,995
                                                                                                      ------------    ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the
wood working industry.
  7.91% Senior Secured Tranche A Note due 2007 (C)                      $      683,102    06/02/99         683,102         683,102
  12% Senior Secured Tranche B Note Due 2007                            $    1,130,652    06/02/99       1,130,652       1,130,652
  Class B Common Stock (B)                                                  1,480 shs.    06/02/99         256,212         489,750
                                                                                                      ------------    ------------
                                                                                                         2,069,966       2,303,504
                                                                                                      ------------    ------------
SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
  12% Senior Subordinated Note due 2012                                 $    1,538,793    09/10/04       1,437,956       1,522,652
  Common Stock (B)                                                            586 shs.    09/10/04         586,207         478,207
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        134 shs.    09/10/04         113,578         109,001
                                                                                                      ------------    ------------
                                                                                                         2,137,741       2,109,860
                                                                                                      ------------    ------------
SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
  Limited Partnership Interest of MHD Holdings LLC (B)                      1.43% int.    08/29/00         579,736            --
                                                                                                      ------------    ------------
STRATEGIC EQUIPMENT & SUPPLY CORPORATION, INC.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                    106,539 shs.    01/14/00         658,751            --
                                                                                                      ------------    ------------
SYNVENTIVE EQUITY LLC
A manufacturer of hot runner systems used in the plastic
injection molding process.
  Limited Partnership Interest (B)                                          1.99% int.    08/20/03          63,207          14,100
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     86,780 shs.    08/21/03          19,359          19,359
                                                                                                      ------------    ------------
                                                                                                            82,566          33,459
                                                                                                      ------------    ------------



----------------------------------------------------------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
TANGENT RAIL CORPORATION
A manufacturer of rail ties and provides specialty services
to the North American railroad industry.
  13% Senior Subordinated Note due 2013                                 $    2,217,385    10/14/05    $  1,888,284    $  2,242,567
  Preferred Stock (B)                                                       3,304 shs.    10/14/05         330,412         333,194
  Common Stock (B)                                                          2,203 shs.    10/14/05           2,203           1,983
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                      1,167 shs.    10/14/05         294,403              12
                                                                                                      ------------    ------------
                                                                                                         2,515,302       2,577,756
                                                                                                      ------------    ------------
TERRA RENEWAL SERVICES, INC.
A provider of wastewater residual management and
required environmental reporting, permitting, nutrient
management planning and record keeping to companies
involved in poultry and food processing.
  7.78% Senior Secured Term A Note due 2010 (C)                         $      204,394    03/01/05         204,394         205,615
  8.28% Senior Secured Term B Note due 2012 (C)                         $      362,989    03/01/05         362,989         365,135
  12% Senior Subordinated Note due 2013                                 $    1,025,391    03/01/05         973,780       1,013,657
  Limited Partnership Interest of
    Saw Mill Capital Fund V, L.P. (B)                                       4.00% int.    03/01/05         412,207         370,989
  Warrant, exercisable until 2015, to purchase
    common stock at $.01 per share (B)                                         65 shs.    03/01/05          56,171               1
                                                                                                      ------------    ------------
                                                                                                         2,009,541       1,955,397
                                                                                                      ------------    ------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies,
such as safety products, janitorial supplies, work
apparel, washroom and restroom supplies and sanitary
care products.
  13% Senior Subordinated Note due 2009                                 $    2,712,000    02/05/98       2,538,475       2,712,000
  Common Stock (B)                                                            630 shs.    02/04/98         630,000         636,741
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                                        444 shs.    02/05/98         368,832         448,751
                                                                                                      ------------    ------------
                                                                                                         3,537,307       3,797,492
                                                                                                      ------------    ------------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
  12% Senior Subordinated Note due 2013                                 $    1,734,000    08/31/05       1,659,049       1,729,885
  Common Stock (B)                                                            816 shs.    08/31/05         816,000         775,200
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         86 shs.    08/31/05          77,485               1
                                                                                                      ------------    ------------
                                                                                                         2,552,534       2,505,086
                                                                                                      ------------    ------------
TRONAIR, INC.
A designer, engineer and manufacturer of ground support
equipment for the business, commuter and commercial
aviation markets.
  10.5% Senior Secured Term Note due 2008                               $      789,836    01/20/00         789,836         788,145
  12% Senior Subordinated Note due 2010                                 $    1,326,500    01/20/00       1,277,529       1,323,677
  Common Stock (B)                                                        227,400 shs.    01/20/00         227,400         204,660
  Warrant, exercisable until 2010, to purchase
    common stock at $1 per share (B)                                      260,563 shs.    01/20/00          98,540           2,606
                                                                                                      ------------    ------------
                                                                                                         2,393,305       2,319,088
                                                                                                      ------------    ------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                19

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy
and medium duty trucks, primarily dump bodies, hoists,
various forms of flat-bed bodies, landscape bodies and
other accessories.
  12% Senior Subordinated Note due 2013                                 $    2,309,541           *    $  2,148,372    $  2,348,396
  Common Stock (B)                                                            742 shs.           *         800,860       1,004,517
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        153 shs.           *         159,894         207,469
                                                                                                      ------------    ------------
                                                                                                         3,109,126       3,560,382
                                                                                                      ------------    ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
  12.5% Senior Subordinated Note due 2010                               $    1,062,500    04/11/03         996,450       1,048,251
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                      5,781 shs.    04/11/03          95,625          44,744
                                                                                                      ------------    ------------
                                                                                                         1,092,075       1,092,995
                                                                                                      ------------    ------------
TUBULAR TEXTILE MACHINERY
A designer, manufacturer, seller and servicer of finishing
machinery for the knit and woven segments of the global
textile industry.
  12% Senior Subordinated Note due 2014                                 $    1,234,551    05/28/04       1,119,173       1,184,882
  8.75% Senior Secured Note due 2011                                    $      716,292    05/28/04         716,292         701,954
  Common Stock (B)                                                        674,157 shs.    05/28/04         674,157         573,033
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    203,912 shs.    05/28/04         130,789           2,039
                                                                                                      ------------    ------------
                                                                                                         2,640,411       2,461,908
                                                                                                      ------------    ------------
TVI, INC.
A retailer of used clothing in the United States, Canada
and Australia.
  Common Stock (B)                                                        354,167 shs.    05/02/00         354,167         556,042
                                                                                                      ------------    ------------


U S M HOLDINGS CORPORATION
A provider of facility maintenance services to retail and
corporate clients with multiple locations
  12% Senior Subordinated Note due 2011                                 $      894,737    08/06/03         776,842         919,681
  Preferred Stock (B)                                                       2,571 shs.    08/06/03         257,095         257,096
  Common Stock (B)                                                          1,032 shs.    08/06/03           1,032           2,580
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        949 shs.    08/06/03         298,198           2,373
                                                                                                      ------------    ------------
                                                                                                         1,333,167       1,181,730
                                                                                                      ------------    ------------

*07/19/05 and 12/22/05.
----------------------------------------------------------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
U S S HOLDINGS, INC.
A producer of high grade industrial and specialty
silica sands.
  14% Redeemable Preferred Stock (B)                                          997 shs.    09/30/99    $    545,858    $    108,991
  Convertible Preferred Stock Series A and B, convertible
    into common stock at $9.26 per share (B)                              145,446 shs.    12/19/96       1,166,829            --
  Common Stock (B)                                                         20,027 shs.    09/30/99         799,068            --
  Warrants, exercisable until 2010, to
    purchase common stock at $.01 per share (B)                             4,918 shs.    12/19/96         128,372            --
                                                                                                      ------------    ------------
                                                                                                         2,640,127         108,991
                                                                                                      ------------    ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter
icemaking, wine storage and refrigeration appliances.
  12.5% Senior Subordinated Note due 2012                               $    1,882,100    04/30/04       1,699,986       1,928,015
  Common Stock (B)                                                            182 shs.    04/30/04         182,200         229,572
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        230 shs.    04/30/04         211,736         290,329
                                                                                                      ------------    ------------
                                                                                                         2,093,922       2,447,916
                                                                                                      ------------    ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in other entities.
Series A Preferred Units (B)                                                0.15% int.    12/02/96               1               2
                                                                                                      ------------    ------------
VITALITY FOODSERVICE, INC.
A non-carbonated beverage dispensing company focused
on the foodservice industry.
  13% Senior Subordinated Note due 2011                                 $    1,887,288    09/24/04       1,726,120       1,867,830
  Common Stock (B)                                                         23,771 shs.    09/24/04         237,710         326,328
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     23,787 shs.    09/24/04         186,883         326,548
                                                                                                      ------------    ------------
                                                                                                         2,150,713       2,520,706
                                                                                                      ------------    ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags.
  12.5% Senior Subordinated Note due 2012                               $    1,700,000    07/19/04       1,483,065       1,617,494
  Limited Partnership Interest Class A (B)                                  1.75% int.    07/19/04         414,375         372,938
  Limited Partnership Interest Class B (B)                                  0.77% int.    07/19/04         182,935         164,642
                                                                                                      ------------    ------------
                                                                                                         2,080,375       2,155,074
                                                                                                      ------------    ------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting
goods apparel.
  10% Senior Subordinated Lien Note due 2009                            $      838,816    07/12/04         838,816         850,056
  14% Senior Subordinated Note due 2012                                 $    1,064,098    07/12/04       1,061,292       1,096,021
  Limited Partnership Interest (B)                                          0.40% int.    07/12/04          37,281         100,659
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                      4,029 shs.    07/12/04           2,833          10,842
                                                                                                      ------------    ------------
                                                                                                         1,940,222       2,057,578
                                                                                                      ------------    ------------


TOTAL PRIVATE PLACEMENT INVESTMENTS                                                                   $154,869,744    $155,676,193
                                                                                                      ------------    ------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                21

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)     Rate       Date        Amount         Cost       Fair Value
                                                  -------    --------   ------------  ------------  ------------
RULE 144A SECURITIES - 6.09%:

BONDS - 5.52%
  A E S Corporation                                9.000%    05/15/15   $    200,000  $    200,000  $    217,000
  A M C Entertainment, Inc.                       11.000     02/01/16        815,000       817,381       841,486
  Activant Solutions, Inc. (C)                    10.530     04/01/10        825,000       825,000       841,500
  Atlas Pipeline Partners                          8.125     12/15/15        200,000       200,000       208,500
  Blockbuster, Inc.                                9.000     09/01/12        475,000       476,931       415,625
  Bombardier, Inc.                                 6.300     05/01/14      1,000,000       890,000       917,500
  Calpine Corporation                              8.750     07/15/13        500,000       465,000       458,750
  Charter Communications Op LLC                    8.000     04/30/12        250,000       249,375       248,750
  Douglas Dynamics LLC                             7.750     01/15/12        630,000       633,663       611,100
  Dynegy Holdings, Inc.                            8.375     05/01/16        330,000       330,000       330,000
  G F S I, Inc.                                   11.000     06/01/11        750,000       682,540       727,500
  Inergy LP                                        8.250     03/01/16        150,000       150,000       153,375
  Interactive Health LLC                           7.250     04/01/11        900,000       761,330       702,000
  Neiman Marcus Group, Inc.                       10.375     10/15/15      1,250,000     1,250,000     1,328,125
  P Q Corporation                                  7.500     02/15/13      1,100,000     1,088,750     1,056,000
  Pregis Corporation                              12.375     10/15/13      1,000,000       981,490     1,050,000
  Service Corporation International (C)            7.500     06/15/17      1,000,000        90,030     1,017,500
  Siebe PLC                                        6.500     01/15/10        650,000       572,000       614,250
  Sierra Pacific Resources                         6.750     08/15/17        635,000       638,257       637,381
  Sungard Data Systems                             9.125     08/15/13        175,000       175,000       185,063
  Tekni-Plex, Inc.                                10.875     08/15/12        250,000       250,000       276,875
  Tekni-Plex, Inc.                                 8.750     11/15/13        650,000       655,964       611,000
  Tenaska Alabama Partners LP                      7.000     06/30/21        354,694       354,694       355,844
                                                                                      ------------  ------------
    TOTAL BONDS                                                                         13,637,405    13,805,124
                                                                                      ------------  ------------
COMMON STOCK - 0.00%
  Jordan Telecom Products (B)                                                     70  $     14,000          --
                                                                                      ------------  ------------
    TOTAL COMMON STOCK                                                                      14,000          --
                                                                                      ------------  ------------
CONVERTIBLE BONDS - 0.57%
  Cymer, Inc.                                      3.500%    02/15/09   $    850,000  $    850,000  $    862,750
  Q L T, Inc.                                      3.000     09/15/23        600,000       546,257       548,250
                                                                                      ------------  ------------
    TOTAL CONVERTIBLE BONDS                                                              1,396,257     1,411,000
                                                                                      ------------  ------------
WARRANTS - 0.00%
  Winsloew Furniture, Inc. (B)                                                   900  $          9  $       --
                                                                                      ------------  ------------
    TOTAL WARRANTS                                                                               9          --
                                                                                      ____________  ____________
TOTAL RULE 144A SECURITIES                                                              15,047,671    15,216,124
                                                                                      ____________  ____________
    TOTAL CORPORATE RESTRICTED SECURITIES                                             $169,917,415  $170,892,317
                                                                                      ------------  ------------


----------------------------------------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES - 32.36%: (A)           Rate       Date        Amount         Cost      Market Value
                                                  -------    --------   ------------  ------------  ------------
BONDS - 28.59%
  Abitibi-Consolidated, Inc.                       7.750%    06/15/11   $  1,000,000  $  1,030,788  $    965,000
  Activant Solutions, Inc. (C)                    10.500     06/15/11        585,000       584,390       647,888
  Affinia Group, Inc.                              9.000     11/30/14        910,000       834,625       782,600
  Alamosa Delaware, Inc.                          11.000     07/31/10        325,000       329,368       361,563
  Alamosa Delaware, Inc.                           8.500     01/31/12        400,000       400,000       431,000
  ALH Fin LLC/ALH Fin Corporation                  8.500     01/15/13        950,000       918,813       931,000
  Allied Waste NA                                  7.875     04/15/13      1,000,000     1,024,178     1,043,750
  Appleton Papers, Inc.                            8.125     06/15/11        300,000       300,000       301,500
  Argo Tech Corporation                            9.250     06/01/11        850,000       850,000       896,750
  Bally Total Fitness Holding Corporation          9.875     10/15/07        135,000       128,925       135,000
  BCP Crystal US Holdings Corporation              9.625     06/15/14        485,000       485,000       537,138
  C C O Holdings LLC / Cap Corporation (C)         9.035     12/15/10        500,000       499,617       496,875
  C S C Holdings, Inc.                             7.625     04/01/11        500,000       501,817       502,500
  Cablevision Systems Corporation (C)              8.716     04/01/09      1,000,000     1,000,000     1,048,750
  Cadmus Communications Corporation                8.375     06/15/14        750,000       750,000       753,750
  Cenveo Corporation                               7.875     12/01/13      1,100,000     1,100,000     1,075,250
  Charter Communication Holdings LLC              10.000     04/01/09      1,000,000       815,000       677,500
  Chemed Corporation                               8.750     02/24/11      1,125,000     1,125,000     1,192,500
  Chesapeake Energy Corporation                    7.000     08/15/14      1,075,000     1,113,663     1,099,188
  Cincinnati Bell, Inc.                            8.375     01/15/14      1,100,000     1,007,500     1,117,875
  Clayton Williams Energy, Inc.                    7.750     08/01/13        800,000       800,000       752,000
  Del Monte Corporation                            8.625     12/15/12        225,000       225,000       237,656
  Dollar Financial Group                           9.750     11/15/11        600,000       600,000       630,000
  Dominos, Inc.                                    8.250     07/01/11        292,000       289,892       299,300
  Dynegy Holdings, Inc.                            6.875     04/01/11        500,000       422,500       482,500
  El Paso Corporation                              7.875     06/15/12      1,050,000     1,062,649     1,093,313
  Esterline Technologies                           7.750     06/15/13        200,000       200,000       205,500
  Flextronics International Ltd.                   6.500     05/15/13        400,000       400,000       397,000
  Ford Motor Credit Company                        7.375     10/28/09      1,250,000     1,246,874     1,175,165
  Gencorp, Inc.                                    9.500     08/15/13        259,000       259,000       279,720
  General Motors Acceptance Corporation            7.750     01/19/10      1,250,000     1,302,708     1,218,763
  Geo Sub Corporation                             11.000     05/15/12        600,000       595,500       591,000
  Goodyear Tire & Rubber Company                   7.857     08/15/11      1,400,000     1,342,750     1,368,500
  Great Lakes Dredge & Dock Corporation            7.750     12/15/13      1,015,000       926,319       949,025
  GulfMark Offshore, Inc.                          7.750     07/15/14        565,000       562,599       576,300
  Houghton Mifflin Co.                             9.875     02/01/13      1,000,000     1,049,266     1,075,000
  Huntsman LLC                                    11.625     10/15/10        324,000       320,161       366,930
  Imax Corporation                                 9.625     12/01/10      1,000,000     1,031,395     1,060,000
  Insurance Auto Auctions, Inc.                   11.000     04/01/13      1,000,000     1,009,826     1,052,500
  Intelsat Subsidiary Holding Company Ltd. (C)     9.614     01/15/12        450,000       449,995       457,312
  Intelsat Subsidiary Holding Company Ltd. (C)     8.250     01/15/13        500,000       501,909       508,750
  Iron Mountain, Inc.                              6.625     01/01/16      1,000,000       951,250       940,000
  Koppers, Inc.                                    9.875     10/15/13        477,000       477,000       522,315
  Land O'Lakes, Inc.                               9.000     12/15/10        750,000       750,000       798,750
  Lazard LLC                                       7.125     05/15/15        750,000       749,407       779,166
  Leucadia National Corporation                    7.000     08/15/13        650,000       661,999       651,625
  Liberty Media Corporation                        5.700     05/15/13      1,000,000       951,610       929,910
  Lodgenet Entertainment Corporation               9.500     06/15/13        425,000       425,000       459,000
  Lyondell Chemical Co.                            9.500     12/15/08        530,000       517,668       551,200
  M G M Mirage, Inc.                               6.000     10/01/09        375,000       379,102       369,375
  M S X International, Inc.                       11.000     10/15/07        350,000       347,004       332,500
  Mac-Gray Corporation                             7.625     08/15/15        600,000       600,000       612,000

----------------------------------------------------------------------------------------------------------------
                                                                                                              23

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES(A)(Continued)           Rate       Date        Amount         Cost      Market Value
                                                  -------    --------   ------------  ------------  ------------
BONDS, CONTINUED
  Magnachip Semiconductor                          8.000%    12/15/14   $    100,000  $    100,000  $     93,500
  Majestic Star Casino LLC                         9.500     10/15/10        500,000       500,000       530,000
  Manitowoc Company, Inc.                          7.125     11/01/13        200,000       200,000       204,000
  Markwest Energy Operating Co.                    6.875     11/01/14        475,000       475,000       448,875
  Mediacom LLC                                     9.500     01/15/13      1,000,000     1,002,685       990,000
  Metaldyne Corporation                           11.000     06/15/12        750,000       601,250       597,188
  Metaldyne Corporation                           10.000     11/01/13        510,000       513,701       476,850
  Moog, Inc.                                       6.250     01/15/15        120,000       120,000       118,200
  Mrs. Fields Brands                              11.500     03/15/11        750,000       713,710       637,500
  N R G Energy, Inc.                               7.375     02/01/16        175,000       175,000       178,719
  Nalco Co.                                        7.750     11/15/11        500,000       500,000       506,250
  National Wine & Spirits, Inc.                   10.125     01/15/09      1,135,000     1,127,806     1,143,513
  Newark Group, Inc.                               9.750     03/15/14        140,000       128,800       127,400
  North American Energy Partners                   8.750     12/01/11        400,000       400,000       390,000
  Nova Chemicals Corporation (C)                   7.561     11/15/13        475,000       475,000       477,375
  NTL Holdings (C)                                10.321     03/03/16        200,000       200,000       200,000
  O E D Corp/Diamond Jo Company Guarantee          8.750     04/15/12      1,000,000       985,960     1,000,000
  O M Group, Inc.                                  9.250     12/15/11        750,000       773,377       776,250
  Offshore Logistics, Inc.                         6.125     06/15/13        450,000       450,000       423,000
  Pacific Energy Partners                          7.125     06/15/14        500,000       503,997       508,750
  Pacific Energy Partners                          6.250     09/15/15        150,000       149,316       146,250
  Pinnacle Foods Group                             8.250     12/01/13        450,000       450,000       445,500
  Pliant Corporation                              11.625     06/15/09        787,891       804,299       882,438
  Pogo Producing Co.                               6.875     10/01/17        500,000       500,000       493,750
  Primedia, Inc.                                   8.000     05/15/13      1,000,000     1,024,687       915,000
  Quality Distribution LLC                         9.100     01/15/12        325,000       323,375       321,750
  Quicksilver Resources, Inc                       7.125     04/01/16        500,000       500,000       493,750
  Quintiles Transnational Corporation             10.000     10/01/13        500,000       500,000       576,250
  Rayovac Corporation                              8.500     10/01/13        200,000       200,000       185,000
  Rent-A-Center, Inc.                              7.500     05/01/10        400,000       400,000       400,000
  Rent-Way, Inc.                                  11.875     06/15/10        800,000       836,954       836,000
  Rhodia SA                                       10.250     06/01/10        519,000       530,919       581,929
  Rhodia SA                                        8.875     06/01/11        392,000       391,739       403,760
  Rock-Tenn Co.                                    8.200     08/15/11      1,000,000     1,007,357       992,500
  Rogers Wireless, Inc.                            7.250     12/15/12        165,000       165,000       173,869
  Rogers Wireless, Inc.                            7.500     03/15/15        870,000       931,786       933,075
  Rogers Wireless, Inc.                            8.000     12/15/12        165,000       165,000       175,106
  Samsonite Corporation                            8.875     06/01/11      1,000,000     1,041,664     1,057,500
  Sbarro, Inc.                                    11.000     09/15/09      1,000,000     1,014,998     1,017,500
  Sea Containers Ltd.                             10.500     05/15/12        460,000       449,948       431,250
  Sheridan Acquisition Corporation                10.250     08/15/11        375,000       370,001       385,781
  Stanadyne Corporation                           10.000     08/15/14      1,500,000     1,500,000     1,436,250
  Tekni-Plex, Inc.                                12.750     06/15/10      1,000,000       960,125       645,000
  Telex Communications, Inc.                      11.500     10/15/08        500,000       500,000       533,750
  Telex Communications, Inc.                       0.000     01/15/09        471,915       206,820       292,587
  Tenet Healthcare Corporation                     6.375     12/01/11        500,000       482,500       451,250
  Tenet Healthcare Corporation                     9.875     07/01/14        500,000       488,370       506,250
  Texas Industries, Inc.                           7.250     07/15/13         70,000        70,000        72,100
  Thermadyne Holdings Corporation                  9.250     02/01/14      1,000,000       986,250       900,000
  Transmontaigne, Inc.                             9.125     06/01/10        520,000       511,075       552,500
  Trimas Corporation                               9.875     06/15/12        375,000       318,750       343,125
  Triton P C S, Inc.                               8.500     06/01/13        550,000       550,000       522,500

----------------------------------------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES(A)(Continued)           Rate       Date        Amount         Cost      Market Value
                                                  -------    --------   ------------  ------------  ------------
BONDS, CONTINUED
  Unisys Corporation                               8.000%    10/15/12   $    190,000  $    190,000  $    186,675
  United Components, Inc.                          9.375     06/15/13      1,080,000     1,081,901     1,042,200
  United Rentals, Inc.                             7.750     11/15/13        625,000       625,000       625,000
  United Rentals, Inc.                             7.000     02/15/14        500,000       500,000       481,250
  Universal City Florida (C)                       9.000     05/01/10        200,000       200,000       203,000
  Universal City Florida                           8.375     05/01/10        200,000       200,000       201,500
  Utilicorp United, Inc.                           9.950     02/01/11      1,000,000     1,089,066     1,107,500
  Vertis, Inc.                                    10.875     06/15/09        280,000       275,400       275,100
  Vicorp Restaurants, Inc.                        10.500     04/15/11        750,000       734,496       699,375
  Vought Aircraft Industries                       8.000     07/15/11      1,000,000     1,000,239       940,000
  Warner Music Group                               7.375     04/15/14        275,000       275,000       272,250
  Wornick Company                                 10.875     07/15/11        750,000       750,000       772,500
                                                                                      ------------  ------------
    TOTAL BONDS                                                                         71,405,388    71,456,442
                                                                                      ------------  ------------

COMMON STOCK - 2.60%
  H C I Direct, Inc. (B)                                                       1,000  $       --    $       --
  PepsiAmericas, Inc.                                                         92,145     2,006,365     2,252,945
  Rent-Way, Inc. (B)                                                          92,866       916,263       669,564
  Supreme Industries, Inc.                                                   115,722       267,325       859,814
  Telex Communications, Inc. (B)                                                 489             7         4,890
  Telex Communications, Inc. (B)                                              17,707             1       177,075
  Transmontaigne, Inc. (B)                                                   258,720       798,595     2,538,043
                                                                                      ------------  ------------
    TOTAL COMMON STOCK                                                                   3,988,556     6,502,331
                                                                                      ------------  ------------

CONVERTIBLE BONDS - 1.17%
  Citadel Broadcasting Corporation                 1.875%    02/15/11   $    700,000  $    543,375  $    570,500
  Graftech International                           1.625     01/15/24      1,500,000     1,083,750     1,066,875
  ICOS Corporation                                 2.000     07/01/23        750,000       596,250       593,438
  Leucadia National Corporation                    3.750     04/15/14        500,000       500,000       705,625
                                                                                      ------------  ------------
    TOTAL CONVERTIBLE BONDS                                                              2,723,375     2,936,438
                                                                                      ------------  ------------
TOTAL CORPORATE PUBLIC SECURITIES                                                     $ 78,117,319  $ 80,895,211
                                                                                      ------------  ------------


                                                 Interest      Due        Principal
SHORT-TERM SECURITIES:                          Rate/Yield     Date        Amount         Cost      Market Value
                                                  -------    --------   ------------  ------------  ------------
COMMERCIAL PAPER - 2.69%
  DaimlerChrysler Corporation                      4.833%    04/04/06   $  2,950,000  $  2,948,813  $  2,948,813
  Kraft Foods, Inc.                                4.772     04/03/06      3,761,000     3,760,003     3,760,003
                                                                                      ------------  ------------
    TOTAL SHORT-TERM SECURITIES                                                       $  6,708,816  $  6,708,816
                                                                                      ------------  ------------
TOTAL INVESTMENTS                                 103.42%                             $254,743,550  $258,496,344
                                                                                      ============  ------------
  Other Assets                                      5.88                                              14,692,727
  Liabilities                                      (9.30)                                            (23,233,703)
                                                                                                    ------------
TOTAL NET ASSETS                                  100.00%                                           $249,955,368
                                                  ======                                            ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.
(C) Variable rate security; rate indicated is as of 03/31/06.
(D) Defaulted security; interest not accrued.

                              See Notes to Consolidated Financial Statements.
----------------------------------------------------------------------------------------------------------------
                                                                                                              25

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
AEROSPACE - 2.18%                                                      BUILDINGS & REAL ESTATE - 1.53%
Argo Tech Corporation                          $      896,750          Adorn, Inc.                                    $    2,648,541
Bombardier, Inc.                                      917,500          Texas Industries, Inc.                                 72,100
Consolidated Foundries Holdings                     2,487,901          TruStile Doors, Inc.                                1,092,995
Esterline Technologies                                205,500                                                         --------------
Vought Aircraft Industries                            940,000                                                              3,813,636
                                               --------------                                                         --------------
                                                    5,447,651          CHEMICAL, PLASTICS & RUBBER - 1.91%
                                               --------------          Capital Specialty Plastics, Inc.                       45,947
AUTOMOBILE - 8.22%                                                     Huntsman LLC                                          366,930
Gencorp, Inc.                                         279,720          Koppers, Inc.                                         522,315
Goodyear Tire & Rubber Co.                          1,368,500          Lyondell Chemical Co.                                 551,200
Jason, Inc.                                         1,980,583          Nova Chemicals Corporation                            477,375
LIH Investors, L.P.                                 4,642,229          O M Group, Inc.                                       776,250
Metaldyne Corporation                               1,074,038          P Q Corporation                                     1,056,000
Nyloncraft, Inc.                                    2,444,275          Rhodia SA                                             985,689
Ontario Drive & Gear Ltd.                           2,466,372                                                         --------------
Qualis Automotive LLC                               2,742,708                                                              4,781,706
Transtar Holding Company                            2,505,086                                                         --------------
United Components, Inc.                             1,042,200          CONSUMER PRODUCTS - 6.28%
                                               --------------          ALH Fin LLC/ALH Fin Corporation                       931,000
                                                   20,545,711          Appleton Papers, Inc.                                 301,500
                                               --------------          Augusta Sportswear Holding Co.                      2,137,084
BEVERAGE, DRUG & FOOD - 6.49%                                          Euro-Pro Corporation                                1,191,618
Beta Brands Ltd.                                         --            G F S I, Inc.                                         727,500
Cains Foods, L.P.                                     356,927          H C I Direct, Inc.                                       --
Del Monte Corporation                                 237,656          Maverick Acquisition Company                        1,127,772
Dominos, Inc.                                         299,300          Rayovac Corporation                                   185,000
Eagle Pack Pet Foods, Inc.                          1,155,646          Royal Baths Manufacturing Company                   1,125,995
Land O'Lakes, Inc.                                    798,750          Savage Sports Holding, Inc.                         2,109,860
Mrs. Fields Brands                                    637,500          The Tranzonic Companies                             3,797,492
National Wine & Spirits, Inc.                       1,143,513          Walls Industries, Inc.                              2,057,578
Nonni's Food Company                                2,231,966          Winsloew Furniture, Inc.                                 --
PepsiAmericas, Inc.                                 2,252,945                                                         --------------
Pinnacle Foods Group                                  445,500                                                             15,692,399
River Ranch Fresh Foods LLC                         1,657,500                                                         --------------
Sbarro, Inc.                                        1,017,500          CONTAINERS, PACKAGING
Specialty Foods Group, Inc.                              --             & GLASS - 4.86%
Vicorp Restaurants, Inc.                              699,375          NABCO, Inc.                                         1,229,828
Vitality Foodservice, Inc.                          2,520,706          P I I Holding Corporation                           2,586,773
Wornick Co.                                           772,500          Paradigm Packaging, Inc.                            2,268,474
                                               --------------          Pliant Corporation                                    882,438
                                                   16,227,284          Pregis Corporation                                  1,050,000
                                               --------------          Sea Containers Ltd.                                   431,250
BROADCASTING &                                                         Tekni-Plex, Inc.                                    1,532,875
 ENTERTAINMENT - 2.80%                                                 Vitex Packaging, Inc.                               2,155,074
C C O Holdings LLC                                    496,875                                                         --------------
C S C Holdings, Inc.                                  502,500                                                             12,136,712
Cablevision Systems Corporation                     1,048,750                                                         --------------
Cenveo Corporation                                  1,075,250          DISTRIBUTION - 3.63%
Charter Communications Op LLC                         926,250          Affina Group, Inc.                                    782,600
Citadel Broadcasting Company                          570,500          Corvest Group, Inc.                                 2,025,853
Liberty Media Corporation                             929,910          Kele and Associates, Inc.                           2,643,820
Lodgenet Entertainment Corporation                    459,000          O R S Nasco Holding, Inc.                           2,472,209
Mediacom LLC                                          990,000          QualServ Corporation                                1,136,138
                                               --------------          Strategic Equipment & Supply Corporation, Inc.           --
                                                    6,999,035                                                         --------------
                                               --------------                                                              9,060,620
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION: (Cont.)                Market Value                                                           Market Value
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE,                                              FINANCIAL SERVICES - 2.29%
 MANUFACTURING - 9.04%                                                 BCP Crystal US Holding Corporation             $      537,138
Activant Solutions, Inc.                       $    1,489,388          Dollar Financial Group                                630,000
AmerCable, Inc.                                     1,406,777          East River Ventures I, L.P.                            21,706
Arrow Tru-Line Holdings, Inc.                       2,084,305          Ford Motor Credit Co.                               1,175,165
Coining Corporation of America LLC                  1,947,525          General Motors Acceptance Corporation               1,218,763
Dexter Magnetics Technologies, Inc.                 1,047,037          Highgate Capital LLC                                    2,947
Douglas Dynamics LLC                                  611,100          Lazard LLC                                            779,166
Evans Consoles, Inc.                                     --            Leucadia National Corporation                       1,357,250
Geo Sub Corporation                                   591,000          Victory Ventures LLC                                        2
Graftech International                              1,066,875                                                         --------------
Great Lakes Dredge & Dock Corporation                 949,025                                                              5,722,137
H M Holding Company                                 2,475,974                                                         --------------
Justrite Manufacturing Acquisition Co.              1,553,574          HEALTHCARE, EDUCATION
Radiac Abrasives, Inc.                              2,487,506           & CHILDCARE - 3.28%
Rock-Tenn Co.                                         992,500          A T I Acquisition Company                           1,895,083
Trimas Corporation                                    343,125          American Hospice Management Holding LLC             2,672,944
Truck Bodies & Equipment International              3,560,382          ICOS Corporation                                      593,438
                                               --------------          Interactive Health LLC                                702,000
                                                   22,606,093          MedAssist, Inc.                                       260,827
                                               --------------          Q L T, Inc.                                           548,250
DIVERSIFIED/CONGLOMERATE,                                              Quintiles Transnational Corporation                   576,250
 SERVICE - 6.97%                                                       Tenet Healthcare Corporation                          957,500
Abitibi-Consolidated, Inc.                            965,000                                                         --------------
Allied Waste NA                                     1,043,750                                                              8,206,292
CapeSuccess LLC                                         5,862                                                         --------------
Chemed Corporation                                  1,192,500          HOME & OFFICE FURNISHINGS,
Diversco, Inc./DHI Holdings, Inc.                   2,505,724           HOUSEWARES, AND DURABLE CONSUMER
Dwyer Group, Inc.                                   2,826,280           PRODUCTS - 4.07%
Fowler Holding, Inc.                                2,478,186          Connor Sport Court International, Inc.              1,802,907
Iron Mountain, Inc.                                   940,000          Home Decor Holding Company                          2,353,772
Keystone North America, Inc.                          313,407          Monessen Holding Corporation                        2,518,127
Mac-Gray Corporation                                  612,000          Samsonite Corporation                               1,057,500
Moss, Inc.                                          1,599,244          U-Line Corporation                                  2,447,916
M S X International, Inc.                             332,500                                                         --------------
Service Corporation International                   1,017,500                                                             10,180,222
U S M Holdings Corporation                          1,181,730                                                         --------------
Universal City Florida                                404,500          LEISURE, AMUSEMENT,
                                               --------------           ENTERTAINMENT - 2.18%
                                                   17,418,183          A M C Entertainment, Inc.                             841,486
                                               --------------          Bally Total Fitness Holding Corporation               135,000
ELECTRONICS - 2.74%                                                    IMAX Corporation                                    1,060,000
A E S Corporation                                     217,000          Keepsake Quilting, Inc.                             1,250,622
Calpine Corporation                                   458,750          M G M Mirage, Inc.                                    369,375
Directed Electronics, Inc.                          5,170,187          Majestic Star Casino LLC                              530,000
Flextronics International Ltd.                        397,000          O E D Corp/Diamond Jo Company Guarantee             1,000,000
Siebe PLC                                             614,250          Warner Music Group                                    272,250
                                               --------------                                                         --------------
                                                    6,857,187                                                              5,458,733
                                               --------------                                                         --------------
FARMING & AGRICULTURE - 0.00%
Protein Genetics, Inc.                                   --
                                               --------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  27

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION: (Cont.)                Market Value                                                           Market Value
                                               --------------                                                         --------------
MACHINERY - 6.92%                                                      RETAIL STORES - 4.74%
C & M Conveyor, Inc.                           $    2,467,069          Blockbuster, Inc.                              $      415,625
Integration Technology Systems, Inc.                1,248,333          Insurance Auto Auctions, Inc.                       1,052,500
Manitowoc Company, Inc.                               204,000          Neff Motivation, Inc.                               1,296,853
Maxon Corporation                                   3,056,498          Neiman Marcus Group, Inc.                           1,328,125
Safety Speed Cut Manufacturing Company, Inc.        2,303,504          Olympic Sales, Inc.                                 4,183,018
Stanadyne Corporation                               1,436,250          Rent-A-Center, Inc.                                   400,000
Supreme Industries, Inc.                              859,814          Rent-Way, Inc.                                      1,505,564
Synventive Equity LLC                                  33,459          TVI, Inc.                                             556,042
Thermadyne Holdings Corporation                       900,000          United Rentals, Inc.                                1,106,250
Tronair, Inc.                                       2,319,088                                                         --------------
Tubular Textile Machinery                           2,461,908                                                             11,843,977
                                               --------------                                                         --------------
                                                   17,289,923          TECHNOLOGY - 0.53%
                                               --------------          Cymer, Inc.                                           862,750
MEDICAL DEVICES/BIOTECH - 3.13%                                        Magnachip Semiconductor                                93,500
Beacon Medical Products, Inc.                       2,444,157          Sungard Data Systems                                  185,063
Coeur, Inc.                                         1,238,002          Unisys Corporation                                    186,675
E X C Acquisition Corporation                         135,460                                                         --------------
MicroGroup, Inc.                                    2,480,945                                                              1,327,988
OakRiver Technology, Inc.                           1,527,200                                                         --------------
                                               --------------          TELECOMMUNICATIONS - 3.42%
                                                    7,825,764          Alamosa Delaware                                      792,563
                                               --------------          Cincinnati Bell, Inc.                               1,117,875
MINING, STEEL, IRON &                                                  Intelsat Subsidiary Holding Company Ltd.              966,062
 NON PRECIOUS METALS - 0.04%                                           ITC^DeltaCom, Inc.                                  2,650,063
U S S Holdings, Inc.                                  108,991          NTL Holdings 200,000
                                               --------------          Rogers Wireless, Inc.                               1,282,050
OIL AND GAS - 7.16%                                                    Telex Communications, Inc.                          1,008,302
C & J Spec-Rent Services, Inc.                      3,135,360          Triton P C S, Inc.                                    522,500
Chesapeake Energy Corporation                       1,099,188                                                         --------------
Clayton Williams Energy, Inc.                         752,000                                                              8,539,415
Dynegy Holdings, Inc.                                 812,500                                                         --------------
Fuel Systems Holding Corporation                    2,490,939          TRANSPORTATION - 1.16%
GulfMark Offshore, Inc.                               576,300          Quality Distribution LLC                              321,750
Mustang Ventures Company                            3,472,430          Tangent Rail Corporation                            2,577,756
North American Energy Partners                        390,000                                                         --------------
Offshore Logistics, Inc.                              423,000                                                              2,899,506
Pacific Energy Partners                               655,000                                                         --------------
Pogo Producing Co.                                    493,750          UTILITIES - 1.92%
Quicksilver Resources, Inc.                           493,750          Atlas Pipeline Partners                               208,500
Transmontaigne, Inc.                                3,090,543          El Paso Corporation                                 1,093,313
                                               --------------          Inergy LP                                             153,375
                                                   17,884,760          Markwest Energy Operating Co.                         448,875
                                               --------------          Moog, Inc.                                            118,200
PHARMACEUTICALS - 1.05%                                                N R G Energy, Inc.                                    178,719
CorePharma LLC                                      2,511,968          Nalco Co.                                             506,250
Enzymatic Therapy, Inc.                               106,250          Sierra Pacific Resources                              637,381
                                               --------------          Tenaska Alabama Partners L.P.                         355,844
                                                    2,618,218          Utilicorp United, Inc.                              1,107,500
                                               --------------                                                         --------------
PUBLISHING/PRINTING - 1.41%                                                                                                4,807,957
Cadmus Communications Corporation                     753,750                                                         --------------
Houghton Mifflin Co.                                1,075,000          WASTE MANAGEMENT /
Newark Group, Inc.                                    127,400           POLLUTION - 0.78%
Primedia, Inc.                                        915,000          Terra Renewal Services, Inc.                        1,955,397
Sheridan Acquisition Corporation                      385,781                                                         --------------
Vertis, Inc.                                          275,100          TOTAL CORPORATE RESTRICTED AND
                                               --------------           PUBLIC SECURITIES - 100.73%                   $  251,787,528
                                                    3,532,031                                                         --------------
                                               --------------
                                           See Notes to Consolidated Financial Statements.
------------------------------------------------------------------------------------------------------------------------------------
28

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(Unaudited)

1. HISTORY

   MassMutual Corporate Investors (the "Trust") commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was reorganized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

   The Trust is a diversified closed-end management investment company. Babson Capital Management LLC ("Babson Capital"), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield while providing an opportunity for capital gains by investing primarily in a portfolio of privately placed below investment grade, long term corporate debt obligations with equity features, such as warrants, conversions rights, or other equity features and, occasionally, preferred stocks purchased directly from their issuers.

   On January 27, 1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary ("MMCI Subsidiary Trust") for the purpose of holding certain investments. The results of MMCI Subsidiary Trust have been included in the accompanying consolidated financial statements. Footnote 2-D below discusses the Federal tax consequences of the MMCI Subsidiary Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

   A. VALUATION OF INVESTMENTS:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities." Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, absent an exemption from registration, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act").

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees (the "Trustees"). Each restricted security is valued by the Trustees at the time of the acquisition thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the 1933 Act and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Trustees meet at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

   requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, the Trust's investment adviser. In making valuations, the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the relevant factors referred to above. Babson Capital has agreed to provide such reports to the Trust at least quarterly.

   The consolidated financial statements include private placement restricted securities valued at $155,676,193 (62.28% of net assets) as of March 31, 2006 whose values have been estimated by the Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of March 31, 2006, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

   B. ACCOUNTING FOR INVESTMENTS:

   Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

   C. USE OF ESTIMATES:

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   D. FEDERAL INCOME TAXES:

   The Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and pay the federal capital gains taxes thereon or to distribute all or a portion of such net gains.

   The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMCI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

   The MMCI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the MMCI Subsidiary Trust, all of the MMCI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. For the three months ended March 31, 2006, the MMCI Subsidiary Trust has accrued tax expense on net realized gains of $355,601 and reduced accrued deferred tax expense on net unrealized gains by $150,683.

   E. DISTRIBUTIONS TO SHAREHOLDERS:

   The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the exdividend date. The Trust's net investment income dividend is declared four times per year, in April, July, October, and December. The Trust's net realized capital gain distribution, if any, is declared in December.

--------------------------------------------------------------------------------
30

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

3. INVESTMENT SERVICES CONTRACT

   A. NEW INVESTMENT SERVICES CONTRACT:

   An Investment Services Contract between the Trust and Babson Capital, effective October 1, 2005 (the "New Contract"), provides for a quarterly investment advisory fee of 0.3125% of the net asset value of the Trust each quarter, which is approximately equal to 1.25% annually, with no performance adjustment. The New Contract provides that for its first eighteen months, the investment advisory fee cannot exceed the amount that Babson Capital would have been paid under the prior Investment Services Contract with the Trust dated July 1, 1988 (the "Prior Contract").

   B. SERVICES:

   Under the New Contract with the Trust, Babson Capital agrees to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the New Contract, Babson Capital provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   C. PRIOR INVESTMENT SERVICES CONTRACT ADVISORY FEE:

   Under the Prior Contract, the Trust paid Babson Capital a quarterly base rate (the "Base Fee Rate") of 5/16 of 1% of the value of the Trust's net assets as of the end of each fiscal quarter, approximately equivalent to 1.25% of the net asset value of the Trust on an annual basis, plus or minus a quarterly performance adjustment (the "Performance Adjustment") of up to 1/16 of 1% of net asset value, approximately equivalent to plus or minus 0.25% on an annual basis.

   The Performance Adjustment was based on the Trust's performance as compared to a benchmark rate of return (the "Target Rate") equal to 5.0 percentage points plus an unweighted, arithmetic average of the rates of return of the Standard & Poor's Industrials Composite (formerly called the Standard & Poor's Industrial Price Index) and the Lehman Brothers Intermediate U.S. Credit Index (formerly called the Lehman Brothers Corporate Bond Index) over a rolling three-year period (the "Measurement Period") comprising the twelve quarters ending on the last day of each quarter (the "Valuation Date"). Since the Standard & Poor's Industrials Composite is not readily available to the general public, Babson Capital obtained the information for this index from Factset Research Systems. The three-year annualized return for the Standard & Poor's Industrials Composite for the period ended March 31, 2006 was 16.41%. Under the Prior Contract, the Performance Adjustment was equal to 5% of the difference between the Trust's actual rate of return over the Measurement Period and the Target Rate. If the Trust's actual rate of return exceeded the Target Rate, the Base Fee Rate would be increased by an amount equal to the Performance Adjustment; if the Trust's actual rate of return was less than the Target Rate, the Base Fee Rate was reduced by the Performance Adjustment. Under the Prior Contract, the investment advisory fee payable by the Trust would be equal to the Base Fee Rate (as adjusted by the Performance Adjustment) times the net asset value of the Trust as of the Valuation Date. Additionally, Babson Capital agreed to waive, for each quarter beginning July 1, 2004, the amount, if any, by which the investment advisory fee calculated in the manner described in the Prior Contract exceeded the sum of (i) 5/16 of 1% times the ending net asset value for that quarter plus or minus (ii) the Performance Adjustment applied against the average quarter end net assets for the Trust for the twelve-quarter period ending on such quarter.

4. SENIOR SECURED INDEBTEDNESS

   A. NOTE PAYABLE:

   MassMutual holds the Trust's $20,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust in 1995. The Note, as amended, is due November 15, 2007 and accrues at 7.39% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the three months ended March 31, 2006, the Trust incurred total interest expense on the Note of $369,500.

   The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus the Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

   B. REVOLVING CREDIT AGREEMENT:

   The Trust entered into a Revolving Credit Agreement (the "Revolver") with The Royal Bank of Scotland PLC as of May 31, 2005 (the "Agent Bank"), in the principal amount of $25,000,000, maturing May 31, 2008. The Revolver bears interest payable in arrears at a per annum rate that varies depending upon whether the Trust requests a Base Rate Loan or LIBOR Rate Loan. Interest on Base Rate Loans equals the higher of: (i) the annual "Base Rate" as set periodically by the Agent Bank and (ii) the most recent Federal Funds Effective Rate plus .50% per annum. Per annum interest on LIBOR Rate Loans equals .37% plus the London Inter Bank Offered Rate ("LIBOR") rate, divided by 1 minus LIBOR Reserve Rate. The Trust also incurs expense on the undrawn portion of the total Revolver at a rate of .15% per annum.

   As of March 31, 2006, there was no outstanding amount against the Revolver. For the three months ended March 31, 2006, the Trust incurred total expense on the Revolver of $9,247 related to the undrawn portion.

5. PURCHASES AND SALES OF INVESTMENTS

                                                   FOR THE THREE MONTHS
                                                     ENDED 3/31/2006

                                                COST OF       PROCEEDS FROM
                                              INVESTMENTS       SALES OR
                                               ACQUIRED        MATURITIES
                                               --------        ----------
   Corporate restricted securities           $169,917,415     $ 12,341,965
   Corporate public securities                 78,117,319       11,194,210

   The aggregate cost of investments was substantially the same for financial reporting and federal income tax purposes as of March 31, 2006. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of March 31, 2006 is $3,752,794 and consists of $24,447,578 appreciation and $20,694,784 depreciation.

   Net unrealized appreciation of investments on the Statement of Assets and Liabilities reflects the balance of a tax accrual of $124,889 on net unrealized gains on the MMCI Subsidiary Trust.

--------------------------------------------------------------------------------
32

     TRUSTEES                                 OFFICERS

Donald E. Benson*              Roger W. Crandall         Chairman
Michael H. Brown               Clifford M. Noreen        President
Roger W. Crandall              James M. Roy              Vice President &
Donald Glickman                                          Chief Financial
Martin T. Hart*                                          Officer
Robert E. Joyal                Stephen L. Kuhn           Vice President &
Jack A. Laughery                                         Secretary
Corine T. Norgaard*            Michael P. Hermsen        Vice President
                               Mary Wilson Kibbe         Vice President
                               Michael L. Klofas         Vice President
                               Richard E. Spencer, II    Vice President
                               Laura L. Grant            Treasurer
                               John T. Davitt, Jr.       Comptroller
                               Melissa M. LaGrant        Chief Compliance
                                                         Officer

                                     [LOGO]
*Member of the Audit Committee


                 DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN

MassMutual Corporate Investors offers a Dividend Reinvestment and Share Purchase Plan. The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by filling out and mailing an authorization card to Shareholder Financial Services, Inc., the Transfer Agent. Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Corporate Investors' Dividend Reinvestment and Share Purchase Plan, P.O. Box 173673, Denver CO 80217-3673.

[LOGO]

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                                                                      DB1039 506